Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Crude Oil and Natural Gas Properties	Processing, Transportation and Storage Assets	Refining Assets	Other Assets (1)	Total
COST
As at December 31, 2022	43,528	254	12,132	1,825	57,739
Acquisitions (Note 5) (2)	11	—	770	—	781
Additions	3,392	14	719	89	4,214
Transfer from E&E (Note 15)	60	—	—	—	60
Change in Decommissioning Liabilities	542	—	21	18	581
Divestitures (Note 5) (2)	(17)	—	(633)	(17)	(667)
Exchange Rate Movements and Other	(91)	4	(239)	(7)	(333)
As at December 31, 2023	47,425	272	12,770	1,908	62,375
Acquisitions	15	—	—	—	15
Additions	4,215	3	661	71	4,950
Transfer from E&E (Note 15)	285	—	—	—	285
Change in Decommissioning Liabilities	312	2	4	(5)	313
Divestitures (Note 5)	(270)	—	—	(1)	(271)
Exchange Rate Movements and Other	108	3	890	2	1,003
As at December 31, 2024	52,090	280	14,325	1,975	68,670

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2022	14,302	106	5,547	1,285	21,240
Depreciation, Depletion and Amortization	3,692	19	554	86	4,351
Divestitures (Note 5) (2)	(8)	—	(299)	(12)	(319)
Exchange Rate Movements and Other	(11)	4	(135)	(5)	(147)
As at December 31, 2023	17,975	129	5,667	1,354	25,125
Depreciation, Depletion and Amortization	3,949	11	539	81	4,580
Divestitures (Note 5)	(208)	—	—	—	(208)
Exchange Rate Movements and Other	133	1	469	2	605
As at December 31, 2024	21,849	141	6,675	1,437	30,102

CARRYING VALUE
As at December 31, 2023	29,450	143	7,103	554	37,250
As at December 31, 2024	30,241	139	7,650	538	38,568
(1)Includes assets within the commercial fuels business, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s PP&E was $334 million.

Disclosure Of Property Plant And Equipment Under Construction Explanatory
PP&E includes the following amounts in respect of assets under construction that are not subject to DD&A:

As at December 31,	2024	2023
Crude Oil and Natural Gas Properties	3,359	2,507
Refining Assets	400	243
	3,759	2,750